Share-Based Payments (Compensation Cost And Valuation Assumption) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-Based Payment
Performance stock units	$ 226	$ 381	$ 397
Restricted stock and stock units	93	80	102
Other nonvested stock units	(1)	(3)	12
Total	$ 318	$ 458	$ 511